[EATON VANCE LOGO]

[PHOTO OF BRICK WALL]
SEMIANNUAL REPORT JUNE 30, 2002

[PHOTO OF TRAFFIC]


EATON VANCE
TAX FREE
RESERVES

[PHOTO OF BRIDGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2002
INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

INVESTMENT ENVIRONMENT

THE ECONOMY

- The U.S. economy maintained its course as it headed for a modest recovery. In the first quarter, real Gross Domestic Product in the U.S. grew at an annualized rate of 5.8%, as the economy snapped back from the weak conditions of late 2001. Second quarter growth, while slower, gave evidence that a solid economic recovery may be well underway.

- The momentum of an economic recovery, however, has been impeded by corporate accounting scandals and a crisis of confidence in American business and financial institutions. Our forecast is for a gradual, but uneven, recovery. We continue to position the Fund to take advantage of a flatter yield curve and of generally higher rates.

THE MARKET

- The Federal Reserve left rates unchanged in the first half of 2002, opting to leave its benchmark Federal Funds rate - a key short-term interest rate barometer - at 1.75%. Money market yields were more stable as a result, although the markets were unusually sensitive to economic news, both good and bad. In the first quarter of 2002, the markets seemed to have anticipated a rate increase by May but now appear to expect little chance of a Fed move before 2003.

THE FUND

  THE PAST YEAR

- During the six months ended June 30, 2002, shareholders of Eaton Vance Tax Free Reserves received $0.004 per share in income dividends, free from regular federal income tax.(1)

ABOUT EATON VANCE TAX FREE RESERVES

- Eaton Vance Tax Free Reserves invests only in dollar-denominated, high-quality securities with low credit risk.(2)

- The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories.

- Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund investing in high-quality investments, exempt from regular federal income tax, can be a sensible way to earn income, while preserving capital and maintaining liquidity.(1)

(1) A portion of the Fund's income could be subject to federal alternative minimum tax. Income may be subject to state tax.

(2) An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund has no sales charge.


MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 100.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
General Obligation Notes / Bonds -- 25.9%
------------------------------------------------------------------------
     $1,500        California State, 2.50%, 10/25/02         $ 1,504,160
        100        Chatham County, GA, School District,
                   (FGIC), 5.20%, 8/1/02                         100,301
      1,120        Clackamas & Washington County, OR,
                   School District, 5.85%, 8/1/02              1,123,229
        150        Huntsville, AL, 4.00%, 11/1/02                151,177
      1,000        Indianapolis, IN, Public Improvements,
                   2.40%, 7/9/02                               1,000,195
        740        Kent County, DE, (FSA), 2.00%, 9/1/02         740,000
      1,000        Monona Grove, WI, School District,
                   2.875%, 12/1/02                             1,005,897
        100        Morris County, NJ, Community College,
                   4.625%, 8/15/02                               100,379
        225        Oak Creek, WI, (FGIC), 3.00%, 3/1/03          226,325
        100        Payette County, ID, School District,
                   (FGIC), 4.05%, 7/31/02                        100,199
        660        Roswell, GA, 2.50%, 2/1/03                    662,754
      1,055        South Carolina State, 4.50%, 7/1/02         1,055,000
        300        Tulsa County, OK, 3.70%, 11/1/02              302,039
------------------------------------------------------------------------
                                                             $ 8,071,655
------------------------------------------------------------------------
Revenue Notes/Bonds -- 13.1%
------------------------------------------------------------------------
     $  500        District Columbia, (Howard University),
                   5.25%, 10/1/02                            $   504,699
        125        Kansas Development Finance Authority,
                   (FSA), 4.45%, 10/1/02                         125,869
      1,500        Maryland State Community Development
                   Authority, 1.65%, 12/19/02                  1,500,000
        100        Massachusetts Water Pollution Abatement,
                   5.00%, 8/1/02                                 100,276
        250        Olathe, KS, Water and Sewer System,
                   (AMBAC), 4.70%, 7/1/02                        250,000
        400        Palm Beach County, FL, Health Facilities
                   Authority, (JFK Medical Center, Inc.)
                   (FSA), 5.05%, 12/1/02                         405,804
        200        South Carolina Public Service Authority,
                   (FGIC), 5.40%, 1/1/03                         203,573
      1,000        University of Texas, Permanent
                   University Fund, 5.90%, 7/1/02              1,000,000
------------------------------------------------------------------------
                                                             $ 4,090,221
------------------------------------------------------------------------
Variable Rate Demand Obligations -- 61.2%
------------------------------------------------------------------------
     $  900        Adel, GA, IDA, (Specialty Stampings) ,
                   1.50%, 6/1/14                             $   900,000
      1,000        Butler County, OH, (Healthcare
                   Facilities), (LOC: U.S. Bank, N.A.),
                   1.65%, 5/1/27                               1,000,000
        800        Butler County, PA, IDA, 1.65%, 6/1/20         800,000
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Variable Rate Demand Obligations (continued)
------------------------------------------------------------------------
     $  600        Chicago, IL, O'Hare International
                   Airport, (Compagnie National Air
                   France), (LOC:Societe Generale),
                   1.35%, 5/1/18                             $   600,000
      1,000        Collier County, FL, Health Facility
                   Authority, 1.25%, 12/1/24                   1,000,000
        800        Columbia, MO, Special Obligations, (LOC:
                   Toronto Dominion Bank), 1.25%, 6/1/08         800,000
      1,500        Deacatur County-Bainbridge, GA, IDA,
                   (LOC: Harris Bank), 1.60%, 12/1/02          1,500,000
        500        Fulton County, GA, 1.33%, 12/1/18             500,000
        700        Galveston, TX, IDR, (Mitchell
                   Interests), (LOC: Bank One Texas, N.A.),
                   1.50%, 9/1/13                                 700,000
        700        Illinois Development Finance Authority,
                   (Cinnamon Lake Towers), 1.40%, 4/15/37        700,000
      1,225        Illinois Health Facilities Authority,
                   (Bensenville Home Society), (LOC:
                   American National B & T),
                   1.30%, 2/15/19                              1,225,000
      1,500        Kansas City, MO, IDA, (Willow Creek IV
                   Apartments), Fannie Mae, 1.25%, 9/1/25      1,500,000
      1,500        Kenton County, KY, Airport Board,
                   1.30%, 10/1/30                              1,500,000
        875        Metropolitan Government of Nashville and
                   Davidson County, TN, IDR, (Dixie
                   Graphics, Inc.), 1.25%, 5/1/09                875,000
      1,500        North Central, TX, Health Facility
                   Development, (Dallas Jewish Community
                   Foundation), (LOC: Allied Irish Bank
                   PLC), 1.40%, 12/1/02                        1,500,000
        250        Phenix County, AL, Industrial
                   Development Board, (Mead Coated Board,
                   Inc.), (LOC: PNC Bank Ohio N.A.),
                   2.00%, 3/1/36                                 250,000
      1,250        Philadelphia, PA, IDR, (Cliveden
                   Maplewood), (LOC: PNC Bank N.A.),
                   1.80%, 1/1/24                               1,250,000
      1,500        Port Development Corp., TX, Stolt
                   Terminals, (LOC: Canadian Imperial
                   Bank), 1.25%, 1/15/14                       1,500,000
      1,000        West Chicago, IL, IDR, (Liquid Container
                   Project), (LOC: Bank of America),
                   1.65%, 3/1/15                               1,000,000
------------------------------------------------------------------------
                                                             $19,100,000
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 100.2%
   (identified cost $31,261,876)                             $31,261,876
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.2)%                     $   (55,742)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $31,206,134
------------------------------------------------------------------------

 At June 30, 2002, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

 Georgia                                                   11.7%
 Illinois                                                    11.3%
 Texas                                                     15.1%
 Others, representing less than 10% individually               62.1%

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
-----------------------------------------------------
Investments, at amortized cost            $31,261,876
Cash                                          842,444
Receivable for Fund shares sold                20,326
Interest receivable                           167,476
Prepaid expenses                                  129
-----------------------------------------------------
TOTAL ASSETS                              $32,292,251
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $ 1,037,602
Dividends payable                              15,364
Payable to affiliate for Trustees' fees           501
Accrued expenses                               32,650
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,086,117
-----------------------------------------------------
NET ASSETS FOR 31,223,682 SHARES OF
   BENEFICIAL
   INTEREST OUTSTANDING                   $31,206,134
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $31,223,682
Accumulated net realized loss (computed
   on the basis of
   identified cost)                           (17,548)
-----------------------------------------------------
TOTAL                                     $31,206,134
-----------------------------------------------------

Shares of beneficial interest outstanding
-----------------------------------------------------
                                           31,223,682
-----------------------------------------------------
Net Asset Value, Offering Price and Redemption
Price Per Share
-----------------------------------------------------
($31,206,134  DIVIDED BY 31,223,682
   SHARES OF BENEFICIAL
   INTEREST OUTSTANDING)                  $      1.00
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2002
Investment Income
--------------------------------------------------
Interest                                  $282,056
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $282,056
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $ 86,732
Trustees' fees and expenses                    992
Custodian fee                               21,041
Legal and accounting services               14,017
Printing and postage                         6,874
Transfer and dividend agent fees             6,874
Registration fees                            5,155
Miscellaneous                               11,400
--------------------------------------------------
TOTAL EXPENSES                            $153,085
--------------------------------------------------
Deduct --
   Reduction of custodian fee             $ 21,041
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 21,041
--------------------------------------------------
NET EXPENSES                              $132,044
--------------------------------------------------
NET INVESTMENT INCOME                     $150,012
--------------------------------------------------

Realized Gain (Loss)
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost)                               $    463
--------------------------------------------------
NET REALIZED GAIN                         $    463
--------------------------------------------------
NET INCREASE IN NET ASETS FROM
   OPERATIONS                             $150,475
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                          JUNE 30, 2002     YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS         (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $        150,012  $         834,875
   Net realized gain                                   463                 --
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $        150,475  $         834,875
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $       (150,012) $        (834,875)
   From net realized gain                             (463)                --
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $       (150,475) $        (834,875)
-----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest at Net Asset Value of $1.00
   per share --
   Proceeds from sale of shares           $     31,351,236  $      90,195,922
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                        42,923            176,830
   Cost of shares redeemed                     (32,542,726)      (103,721,203)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (1,148,567) $     (13,348,451)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $     (1,148,567) $     (13,348,451)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     32,354,701  $      45,703,152
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     31,206,134  $      32,354,701
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       --------------------------------------------------------
                                  (UNAUDITED)           2001        2000        1999        1998        1997
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 1.000         $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.004         $ 0.021     $ 0.036     $ 0.029     $ 0.031     $ 0.031
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income            $(0.004)        $(0.021)    $(0.036)    $(0.029)    $(0.031)    $(0.031)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.004)        $(0.021)    $(0.036)    $(0.029)    $(0.031)    $(0.031)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 1.000         $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                          0.36%           2.20%       3.69%       2.89%       3.09%       3.16%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $31,206         $32,355     $45,703     $40,456     $47,272     $33,960
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.89%(3)        0.75%       0.55%       0.46%       0.48%       0.52%
   Net expenses after
      custodian fee reduction            0.77%(3)        0.66%       0.46%       0.38%       0.40%       0.46%
   Interest expense                        --(2)(3)        --(2)       --(2)       --(2)     0.01%       0.01%
   Net investment income                 0.87%(3)        2.18%       3.56%       2.83%       3.04%       3.12%
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                              0.79%       0.75%       0.76%       0.76%       0.67%
   Expenses after custodian
      fee reduction                                      0.70%       0.66%       0.68%       0.68%       0.61%
   Net investment income                                 2.13%       3.36%       2.53%       2.76%       2.96%
Net investment income per
   share                                              $ 0.021     $ 0.034     $ 0.026     $ 0.028     $ 0.030
--------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Represents less than 0.01%.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax as may be consistent with preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Security Valuation -- The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, accrued ratably to the date of maturity or call.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $17,548, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2002 ($16,069) and December 31, 2005 ($1,479). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distribution to Shareholders
-------------------------------------------
   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average daily net assets. For the six months ended June 30, 2002, the fee

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   amounted to $86,732. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organization.

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2002.

6 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $66,819,103 and $66,795,920, respectively for the six months ended June 30, 2002.

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE TAX FREE RESERVES

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President and
Portfolio Manager

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Susan Schiff
Vice President

Edward E. Smiley, Jr.
Vice President.

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE



The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122



EATON VANCE TAX FREE RESERVES
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.



277-8/02                                                                   TRSRC